INVENTORIES	12 Months Ended
Mar. 31, 2023
Classes of current inventories [abstract]
INVENTORIES [Text Block]

6.  INVENTORIES

	March 31,	March 31,
	2023	2022
	$	$

Raw materials	2,418,530	477,095
Finished goods	430,543	188,477
Total inventories	2,849,073	665,572

The cost of inventories recognized as an expense and included in supplies and materials amounted to $50,067 (March 31, 2022: $182,579)

Included in prepaids and deposits are $114,725 (March 31, 2022: $855,415) of prepayments made for inventory to be delivered subsequent to year end. A continuity of prepaid inventory is presented below:

	March 31,	March 31,
	2023	2022
	$	$

Prepaid inventory, beginning of year	855,415	-
Prepayments made during the year	-	1,126,575
Inventory received	(740,690)	(271,160)
Prepaid inventory, end of year	114,725	855,415